Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 67	$ 114	$ 352	$ 539
Bridge Media Networks L L C [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	296	190	805
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	$ 0	$ 55	$ 55	$ 0